INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 7,886	$ 25,365
Short-term restricted cash	16	16
Bank deposits	57,120	30,628
Marketable securities	9,372	11,955
Trade receivables, net	19,811	6,043
Inventory	2,968	1,905
Prepaid expenses and other current assets	5,018	6,707
Total current assets	102,191	82,619
LONG-TERM ASSETS:
Restricted deposits	3,106	2,725
Property and equipment, net	19,892	23,432
Operating lease right-of-use assets, net	25,785	23,194
Other long-term assets	89	79
Total long-term assets	48,872	49,430
Total assets	151,063	132,049
CURRENT LIABILITIES:
Trade payables	9,232	8,813
Deferred revenues	2,136	274
Employees and payroll accruals	9,661	8,722
Accrued expenses and other current liabilities	5,326	5,631
Operating lease liabilities	5,745	4,330
Total current liabilities	32,100	27,770
LONG-TERM LIABILITIES:
Operating lease liabilities	29,253	25,264
Warrants liability	43	86
Total long-term liabilities	29,296	25,350
SHAREHOLDERS' EQUITY:
Ordinary shares of no-par value: Authorized: 500,000,000 shares as of September 30, 2025 and December 31, 2024; Issued and outstanding: 208,542,156 and 169,397,030 shares as of September 30, 2025 and December 31, 2024, respectively	0	0
Additional paid-in capital	866,252	808,974
Accumulated deficit	(776,585)	(730,045)
Total shareholders' equity	89,667	78,929
Total liabilities and shareholders' equity	$ 151,063	$ 132,049